Investments in Associates and Joint Ventures - Reconciliations of Financial Information of Significant Associates to Carrying Amounts of Investments in Associates in the Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [Line Items]
Carrying amount	₩ 14,312,641	₩ 13,336,856
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Net assets	₩ 51,883,236	₩ 47,928,415
Ownership interests (%)	20.10%	20.10%
Net assets attributable to ownership interests	₩ 11,082,048	₩ 10,237,314
Cost-book value differentials	1,169,813	1,188,011
Carrying amount	12,251,861	11,425,325
KEB HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,779,393	₩ 1,628,184
Ownership interests (%)	15.00%	15.00%
Net assets attributable to ownership interests	₩ 266,909	₩ 244,228
Cost-book value differentials	48,021	50,528
Carrying amount	314,930	294,756
Korea IT fund [member]
Disclosure of associates [Line Items]
Net assets	₩ 510,464	₩ 491,924
Ownership interests (%)	63.30%	63.30%
Net assets attributable to ownership interests	₩ 323,294	₩ 311,552
Carrying amount	323,294	311,552
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,725,949	₩ 1,772,419
Ownership interests (%)	27.30%	27.30%
Net assets attributable to ownership interests	₩ 470,687	₩ 483,360
Cost-book value differentials	84,446	85,099
Carrying amount	555,133	568,459
SK South East Asia Investment Pte Ltd [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,559,951	₩ 1,250,168
Ownership interests (%)	20.00%	20.00%
Net assets attributable to ownership interests	₩ 311,990	₩ 250,034
Carrying amount	₩ 311,990	₩ 250,034